Note 10 - Capital Structure and Financial Matters - Schedule of Share Capital (Details) kr in Thousands, $ in Thousands								3 Months Ended	6 Months Ended
	Apr. 15, 2024 DKK (kr) shares	Feb. 21, 2024 USD ($) shares	Feb. 05, 2024 USD ($) shares	Feb. 05, 2024 DKK (kr) shares	Feb. 01, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Jan. 03, 2024 DKK (kr) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 DKK (kr) shares
Statement Line Items [Line Items]
Share capital | $								$ 8,303	$ (4,729)
Capital increase, share capital | $								5,973	14,182
Share capital | $								$ 2,535	$ 1,253
Ordinary shares [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)									37,897,780	37,897,780
Share capital | kr										kr 37,898
Exercised warrants (in shares)	1,960,000	2,060,000	1,975,000	1,975,000			9,216
Exercised warrants, share capital	kr 1,960	$ 2,060	$ 1,975				kr 9
Capital increase (in shares)			3,125,000	3,125,000	4,450,000	2,633,550
Capital increase, share capital | kr				kr 3,125	kr 4,450	kr 2,634
Share capital, shares (in shares)									54,110,546	54,110,546
Share capital | kr										kr 54,111